Prepaid Expenses	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Prepaid Expenses

Note 3. Prepaid Expenses

Prepaid expenses consisted of the following:

	March 31,	December 31,
	2026	2025
Software and apps	$1,061	$-
Operating lease prepaid	2,104	6,050
Other	263	137
Total prepaid expenses, current	$3,428	$6,187
Software and apps	1,040	-
Other	75	-
Total prepaid expenses, non-current	$1,115	$-

Note 3. Prepaid Expenses Prepaid expenses consisted of the following:
	December 31,
	2025	2024
Operating lease prepaid	$6,050	$546
Other	137	3
Total prepaid expenses	$6,187	$549